Movement of Allowance for Inventory (Detail) - Inventory Valuation Reserve - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Inventory [Line Items]
Balance at beginning of the year	$ 10,290	$ 11,439	$ 4,597
Charge to expenses			7,254
Written-off	(4,422)	(401)
Exchange difference	520	(748)	(412)
Balance at end of the year	$ 6,388	$ 10,290	$ 11,439